ECONOMIC ENVIRONMENT	12 Months Ended
Dec. 31, 2023
ECONOMIC ENVIRONMENT
ECONOMIC ENVIRONMENT

NOTE 29 – ECONOMIC ENVIRONMENT

The Company operates in a complex economic environment, with a strong volatility in the main variables, both at national and international level.

During 2023, the Argentine economy experienced high levels of inflation, as well as the devaluation of its currency. Additionally, a severe drought affected the agro-industrial sector, leading to a decline in exports, which in turn resulted in a decrease in the reserves of the BCRA. This led the government to impose further restrictions on the access to the MULC and to implement the PAIS tax, with different rates for both imports of goods and services (see specific issues regarding this tax in Note 3.p).

On the other hand, 2023 was an election year in Argentina, which concluded with a change in the administration, adding further instability due to the uncertainty generated by the election results.

Throughout 2023, the U.S Dollar appreciated 356.3% against the Argentine peso, with the exchange rate going from 177.16 pesos per U.S Dollar by the end of 2022 to 808.45 pesos per dollar by the end of 2023, with the months of August (27.2)% and December (124.3)% experiencing the highest appreciation.

The year 2023 ended with an inflation rate of 211.4%, showing a very strong acceleration in the second half of the year, with December being the month with the highest inflation impact (25.5)%.

On the international front, in 2023, the global economy tended to decelerate. Core inflation persisted in many advanced economies, leading central banks to maintain and/or raise their benchmark interest rates. On the other hand, core inflation has been easing in many emerging economies, prompting them to reduce their benchmark rates, especially in Latin America. This had an impact on capital flows towards emerging economies, which lost momentum, consequently affecting their currencies.

The Company’s Management will continue to monitor the evolution of the aforementioned situations and the evolution of the variables that affect its business in order to determine the potential impacts on its economic and financial position. Therefore, the Company’s consolidated financial statements must be read in the light of these circumstances.

Carlos Moltini
Chairman of the Board of Directors